Condensed financial information of the parent company	6 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 17 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of the consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented herein. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2026 and September 30, 2025.

PARENT COMPANY BALANCE SHEETS

	March 31, 2026	September 30, 2025
	(Unaudited)
ASSETS
OTHER ASSETS
Cash	$28,302	$—
Investment in subsidiaries	772,055	2,084,662
Restricted cash - non-current	300,000	300,000
Due from subsidiaries	6,231,047	3,974,656
Prepayment	385,000	116,250
Deferred IPO costs	—	52,960
Total assets	7,716,404	6,528,528

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Other payables	688,172	712,311
Due to a shareholder	1,136,062	1,056,062
Total liabilities	1,824,234	1,768,373

COMMITMENTS AND CONTINGENCIES	—	—

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 4,900,000,000 shares authorized, 1,024,834 and 690,000 shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively*	10	7
Preference shares, $0.00001 par value, 100,000,000 shares authorized, no shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively*	—	—
Additional paid-in capital	10,192,926	6,566,686
Deficits	(4,300,766)	(1,806,538)
Total shareholders’ equity	5,892,170	4,760,155

Total liabilities and shareholders’ equity	$7,716,404	$6,528,528

* Shares and per share data are presented on a retroactive basis to reflect the 1 – for – 10 reverse split effected on June 4, 2026.

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
OTHER (EXPENSE) INCOME
Equity loss of subsidiaries	$(1,312,607)	$(222,778)
General and administrative expenses	(1,181,621)	(207,892)
Total other expense, net	(2,494,228)	(430,670)

NET LOSS	$(2,482,889)	$(368,815)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(2,494,228)	$(430,670)
Stock compensation expenses	385,000
Adjustments to reconcile net loss to net cash used in operating activities:
Equity loss of subsidiaries	1,312,607	222,778
Changes in operating assets and liabilities:
Decrease in other receivables	116,250	—
Decrease in other payables	(24,139)	—
Due to related parties	—	207,892
Net cash used in operating activities	(704,510)	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries	(2,256,391)	—
Net cash used in investing activities	(2,256,391)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for deferred offering costs	(532,173)	—
Gross proceeds from registered direct financing	3,441,376	—
Proceeds received from shareholder loans	80,000	—
Net cash provided in financing activities	2,989,203	—

CHANGES IN CASH	28,302	—

CASH AND RESTRICTED CASH, beginning of the period	300,000	—

CASH AND RESTRICTED CASH, end of the period	$328,302	$—